Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Trading Symbol	COMM
Entity Registrant Name	CommScope Holding Company, Inc.
Entity Central Index Key	0001517228
Entity Filer Category	Non-accelerated Filer